Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 4,890	$ 4,756	$ 5,207
Cost of sales	4,316	4,160	4,473
Gross profit	574	596	734
Selling, general and administrative expense	362	322	335
Asset and goodwill impairment	181	23	32
Business realignment costs	21	35	15
Other operating expense (income), net	1	11	(15)
Operating income	9	205	367
Interest expense, net	303	263	262
Intercompany interest expense (income)	0	0	0
Gains (Losses) on Extinguishment of Debt	6	0	0
Other non-operating (income) expense, net	2	(1)	3
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(302)	(57)	102
Income tax (benefit) expense	349	(384)	3
Income from continuing operations before earnings from unconsolidated entities	(651)	327	99
(Losses) earnings from unconsolidated entities, net of taxes	17	19	16
Net income from continuing operations	(634)	346	115
Net income from discontinued operations, net of taxes	0	0	2
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(634)	346	117
Net Income (Loss) Attributable to Noncontrolling Interest	1	0	0
Net Income (Loss) Attributable to Parent	(633)	346	117
Comprehensive income (loss)	(577)	252	46
Momentive Specialty Chemicals Inc. [Member]
Net sales	2,176	2,120	2,246
Cost of sales	1,876	1,800	1,856
Gross profit	300	320	390
Selling, general and administrative expense	108	61	110
Asset and goodwill impairment	53	0	4
Business realignment costs	12	9	2
Other operating expense (income), net	3	6	(20)
Operating income	124	244	294
Interest expense, net	34	59	69
Intercompany interest expense (income)	163	132	121
Gains (Losses) on Extinguishment of Debt	4
Other non-operating (income) expense, net	(30)	(8)	8
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(47)	61	96
Income tax (benefit) expense	345	(371)	(8)
Income from continuing operations before earnings from unconsolidated entities	(392)	432	104
(Losses) earnings from unconsolidated entities, net of taxes	(241)	(86)	31
Net income from continuing operations		346	135
Net income from discontinued operations, net of taxes			(18)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(633)
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net Income (Loss) Attributable to Parent	(633)		117
Comprehensive income (loss)	(577)	252	46
Subsidiary Issuers [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	(4)	2	0
Operating income	4	(2)	0
Interest expense, net	262	176	150
Intercompany interest expense (income)	(266)	(186)	(170)
Gains (Losses) on Extinguishment of Debt	0
Other non-operating (income) expense, net	(15)	(2)	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	23	10	20
Income tax (benefit) expense	1	0	1
Income from continuing operations before earnings from unconsolidated entities	22	10	19
(Losses) earnings from unconsolidated entities, net of taxes	0	0	0
Net income from continuing operations		10	19
Net income from discontinued operations, net of taxes			0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	22
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net Income (Loss) Attributable to Parent	22		19
Comprehensive income (loss)	(121)	13	20
Combined Subsidiary Guarantors [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	(1)	(1)	(1)
Operating income	1	1	1
Interest expense, net	0	0	0
Intercompany interest expense (income)	(1)	(1)	(1)
Gains (Losses) on Extinguishment of Debt	0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	2	2	2
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	2	2	2
(Losses) earnings from unconsolidated entities, net of taxes	(170)	(71)	22
Net income from continuing operations		(69)	24
Net income from discontinued operations, net of taxes			0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(168)
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net Income (Loss) Attributable to Parent	(168)		24
Comprehensive income (loss)	(44)	(69)	23
Combined Non-Guarantor Subsidiaries [Member]
Net sales	2,919	2,902	3,254
Cost of sales	2,645	2,626	2,910
Gross profit	274	276	344
Selling, general and administrative expense	254	261	225
Asset and goodwill impairment	128	23	28
Business realignment costs	9	26	13
Other operating expense (income), net	3	4	6
Operating income	(120)	(38)	72
Interest expense, net	7	28	43
Intercompany interest expense (income)	104	55	50
Gains (Losses) on Extinguishment of Debt	2
Other non-operating (income) expense, net	47	9	(5)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(280)	(130)	(16)
Income tax (benefit) expense	3	(13)	10
Income from continuing operations before earnings from unconsolidated entities	(283)	(117)	(26)
(Losses) earnings from unconsolidated entities, net of taxes	4	3	1
Net income from continuing operations		(114)	(25)
Net income from discontinued operations, net of taxes			20
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(279)
Net Income (Loss) Attributable to Noncontrolling Interest	1
Net Income (Loss) Attributable to Parent	(278)		(5)
Comprehensive income (loss)	(128)	(207)	(20)
Eliminations [Member]
Net sales	(205)	(266)	(293)
Cost of sales	(205)	(266)	(293)
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	0	0	0
Operating income	0	0	0
Interest expense, net	0	0	0
Intercompany interest expense (income)	0	0	0
Gains (Losses) on Extinguishment of Debt	0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	0	0	0
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	0	0	0
(Losses) earnings from unconsolidated entities, net of taxes	424	173	(38)
Net income from continuing operations		173	(38)
Net income from discontinued operations, net of taxes			0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	424
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net Income (Loss) Attributable to Parent	424		(38)
Comprehensive income (loss)	$ 293	$ 263	$ (23)